STOCKHOLDERS’ (DEFICIT) EQUITY - Schedule of Share-based Compensation Arrangements by Share-based Payment Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 58,892	$ 182,894	$ 38,937
Severance expense		1,000
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	5,050	25,779	4,084
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,337	22,093	1,140
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	4,929	9,401	836
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 47,576	$ 125,621	$ 32,877